BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jan. 25, 2022	Aug. 11, 2021
Disclosure of detailed information about borrowings [line items]
Cash	$ 4,800,260	$ 29,892,966
Accounts receivable and inventories net of trade and other payables	243,160,938
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount	146,000,000		$ 200,000,000	$ 100,000,000
Amount drawn	$ 101,000,000
Minimum availability test	12.50%
Remaining availability	$ 26,000,000